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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2




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 1.    Name and address of issuer:
       New England Life Retirement Investment Account c/o Metropolitan Life Insurance company
       200 Park Avenue, New York, New York 10166

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 2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
       classes)              [X]

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 3.    Investment Company Act File Number:

       811-03285

       Securities Act File Number:

       333-11133.

       No fee is being paid.

       CIK 0000355761

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 4(a). Last day of fiscal year for which this Form is filed:
       December 31, 2005

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 4(b). [ ] Checkbox if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal
                year). (See Instruction A.2)
 Note: If the Form is being filed late, interest must be paid on the registration fee due.

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 4(c). [ ] Check box if this is the last time the issuer will be filing this Form.
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 5.       Calculation of registration fee:

        (i)    Aggregate sale price of
               securities sold during the
               fiscal year pursuant to
               section 24(f):                                      $264,183
                                                                -----------
        (ii)   Aggregate price of
               securities redeemed or
               repurchased during the
               fiscal year:                      $3,350,554
                                              -------------
        (iii)  Aggregate price of
               securities redeemed or
               repurchased during any
               prior fiscal year ending no
               earlier than October 11,
               1995 that were not
               previously used to reduce
               registration fees payable
               to the Commission:               $40,868,611
                                              -------------
        (iv)   Total available redemption
               credits [add Items 5(ii)
               and 5(iii)]:                                 -   $44,219,165
                                                                -----------
        (v)    Net sales--if Item 5(i) is
               greater than Item 5(iv)
               [subtract Item 5(iv) from
               Item 5(i)]:                                      $0
                                                                -----------
        (vi)   Redemption credits
               available for use in future
               years--if Item 5(i) is less
               than Item 5(iv) [subtract
               Item 5(iv) from Item 5(i)]:    $(43,954,982)
                                              -------------
        (vii)  Multiplier for determining
               registration fee
               (See Instruction C.9):                       x      .0001070
                                                                -----------
        (viii) Registration fee due
               [multiply Item 5(v) by
               Item 5(vii)] (enter "0" if
               no fee is due):                              =   $0

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 6.     Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of
        1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: NA. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: NA
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 7.     Interest due--if this Form is being
        filed more than 90 days after the
        end of the issuer's fiscal year
        (see Instruction D):
                                                            +   $0
                                                                -----------
 8.     Total of the amount of the
        registration fee due plus any
        interest due [line 5(viii) plus
        line 7]:                                            =   $0
                                                                ===========
        *333-11133. No fee is being paid.
        CIK No. 0000355761

 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
               Method of Delivery:

                   [ ] Wire Transfer
                   [ ] Mail or other means

                           Not Applicable.
               CIK 0000355761
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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By  (Signature and Title)

By: Marie C. Swift
    --------------------------
    /S/Marie C Swift
    Associate General Counsel

                                                           Date: March 17, 2006